787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Mid Cap Value Opportunities Fund, a series of BlackRock Mid Cap Value
Opportunities Series, Inc.
(File No. 033-53887 and File No. 811-07177)

Ladies and Gentlemen:

On behalf of BlackRock Mid Cap Value Opportunities Series, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 31, 2017, to the Summary Prospectus and Prospectus, each dated May 31, 2017, for BlackRock Mid Cap Value Opportunities Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated May 31, 2017 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC